Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000129658
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%	11.51%		8.73%
Without Sales Load [Member] | C000129659
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	11.22%		8.46%
Without Sales Load [Member] | C000169040
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%	11.71%	10.98%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	15.34%		12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	15.34%		12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	15.34%	14.27%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	12.27%		8.83%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	12.27%		8.83%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	12.27%	10.80%